Investments	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Investments
6.	Investments
As of December 31, 2019 and 2020, the Company’s short-term investments are comprised of the following:

	As of
	December 31, 2019	December 31, 2020
Time deposits (maturity dates between 3 – 12 months)	962,017,980	—
Wealth management products	314,812,946	354,847,029
Publicly traded equity security	—	36,186,345

Total short-term investments	1,276,830,926	391,033,374

For time deposits with original maturities between three months and a year, its interest income amounted to RMB4.9 million, RMB32.4 million and RMB6.3 million in the consolidated statements of comprehensive loss for the years ended December 31, 2018, 2019 and 2020, respectively.
The change in fair value of short-term investments in wealth management products was recorded as investment income which amounted to RMB4.2 million, RMB6.3 million and RMB5.9 million for the years ended December 31, 2018, 2019 and 2020, respectively.
During 2020, the Company invested in publicly traded security listed on the Hong Kong Stock Exchange. The unrealized gain for the security was recorded as investment income which amounted to RMB16.7 million for the year ended December 31, 2020.
As of December 31, 2019 and 2020, the Company’s long-term investment in equity securities are comprised of the following:

	As of
	December 31, 2019	December 31, 2020
Non-marketable equity securities	10,000,000	55,299,509
Equity method investments	27,589,200	27,589,200

Total long-term equity investments	37,589,200	82,888,709

As of December 31, 2020, the Company’s investments in
non-marketable
equity securities primarily consist of small,
non-controlling
investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. The carrying value of equity securities without readily determinable fair values was RMB10.0 million and RMB8.0 million as of December 31, 2019 and 2020 respectively. There were no upnward or downward adjustments related to these investments for the years ended December 31, 2018, 2019 and 2020.
During the first quarter of 2020, the Company subscribed to shares of an equity fund as a limited partner, with an initial cost of RMB106.0 million. The investment in the fund is nonredeemable for two years after the subscription date and the directors of the fund can extend the non-redemption
period for another two years. The investment is measured under the NAV practical expedient. Unrealized loss of RMB54.4 million was recorded in investment income (loss) in the consolidated statements of comprehensive loss for the year ended December 31, 2020. As of December 31, 2020, the fair value of investments measured at NAV was RMB47.3 million.
As of December 31, 2020, the Company’s equity method investment is an investment of RMB27.6 million as a limited partner in a venture fund that has not completed set-up,
and as such there were no share of investee income or loss recorded for the years ended December 31, 2018, 2019 and 2020, respectively.